Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

NOTE 7—GOODWILL AND INTANGIBLE ASSETS

There has been no change in the carrying amount of goodwill of $21,720 for the years ended December 31, 2013 and December 31, 2012.

Management performs an annual evaluation of goodwill for impairment, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Management performed an evaluation of the Company’s goodwill during the fourth quarter of 2013. In performing its evaluation, management obtained several commonly used financial ratios from pending and completed purchase transactions for banks based in the Midwest. Management used these ratios to determine an implied market value for the Company. The implied market value was then used to determine whether or not additional testing was required. Based on this test, management concluded that the Company’s goodwill was not impaired at December 31, 2013.

Acquired Intangible Assets

Acquired intangible assets were as follows as of year end.

	2013		2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Core deposit and other intangibles	$11,619	$9,326	$11,619	$8,480

Aggregate amortization expense was $846 and $974 for 2013 and 2012.

Estimated amortization expense for each of the next five years and thereafter is as follows.

2014	$769
2015	555
2016	522
2017	447
Thereafter	—

$2,293